Financial Assets and Other Non-current Assets	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Financial Assets and Other Non-current Assets	Financial assets and other non-current assets
The breakdown of financial assets and other non-current assets of the Telefónica Group at December 31, 2020 and December 31, 2019 is as follows:

Millions of euros	12/31/2020	12/31/2019
Non-current financial assets (Note 16)	6,639	6,392
Investments	457	600
Long-term receivables for indirect taxes	187	188
Other long-term credits	252	353
Deposits and guarantees	1,633	1,285
Trade receivables	551	719
Receivables for subleases	15	12
Impairment of trade receivables	(122)	(154)
Derivative financial assets (Note 19)	3,666	3,389
Other non-current assets	631	731
Contractual assets (Note 23)	145	138
Deferred expenses (Note 23)	331	221
Prepayments	155	372
Total	7,270	7,123
Non-current financial assets
The movement in investments, long-term receivables for indirect taxes, other long-term credits, deposits and guarantees, trade receivables, long-term receivables for subleases and impairment of trade receivables in 2020 and 2019, is as follows:

Millions of euros	Invest-ments	Long-term receivables for indirect taxes	Other long-term credits	Deposits and guarantees	Trade receiva-bles	Long-term receivables for subleases	Impairment of trade receivables
Balance at 12/31/18	573	731	319	1,624	488	—	(118)
First application of IFRS 16 impact	—	—	—	—	—	13	—
Acquisitions	29	175	141	70	794	5	(19)
Disposals	(9)	(30)	(85)	(118)	(187)	—	10
Translation differences	—	—	3	(14)	9	—	(3)
Fair value adjustments and financial updates	7	26	(1)	7	8	—	—
Transfers and other	—	(714)	(24)	(284)	(393)	(6)	(24)
Balance at 12/31/19	600	188	353	1,285	719	12	(154)
Acquisitions	10	285	40	52	666	10	(23)
Disposals	(13)	(8)	(24)	(159)	(233)	—	16
Translation differences	(3)	(55)	(22)	(219)	(66)	(1)	24
Fair value adjustments and financial updates	(137)	4	(4)	12	2	—	—
Transfers and other	—	(227)	(91)	662	(537)	(6)	15
Balance at 12/31/20	457	187	252	1,633	551	15	(122)
Investments
“Investments” includes the fair value of investments in companies where Telefónica exercises no significant influence or control and for which there is no specific short-term disposal plan (see Note 3.i).
It should be noted, the Telefónica Group’s shareholding in Banco Bilbao Vizcaya Argentaria, S.A. (BBVA) amounted to 178 million euros (220 million euros at December 31, 2019), representing 0.66% of its share capital at December 31, 2020 (same percentage at December 31, 2019).
At December 31, 2020, Telefónica maintained a 0.59% stake in the share capital of China Unicom (Hong Kong) Limited, valued at 85 million euros (same percentage at December 31, 2019, valued at 152 million euros).

At December 31, 2020, Telefónica maintained a 9.03% stake in the share capital of Promotora de Informaciones, S.A. (Prisa), valued at 57 million euros (same percentage at December 31, 2019 valued at 94 million euros). In 2019, Telefónica subscribed the capital increase of PRISA, acquiring 11.3 million shares, and selling the rest of the preferred subscription rights. The net amount of the transactions was 15 million euros in 2019.
Long-term receivables for indirect taxes

During 2018 two final decisions in favor of Telefónica Brazil were passed, which recognized the right to deduct the state tax on goods and services (ICMS) from the calculation basis of the Social Integration Program-PIS (Programa de Integração Social) and the Financing of Social Security-COFINS (Contribuição para Financiamento da Seguridade Social). These decisions cover the period from September 2003 to June 2017, and the period from July 2004 to June 2013.
Once the values were determined, Telefónica Brazil presented to the tax authorities a refund request for the payments of PIS/COFINS affected by the judicial decision, together with the corresponding default interest. The total amount, recorded as "Long-term receivables for indirect taxes" in 2018, amounted to 6,240 million Brazilian reals (around 1,454 million euros at an average exchange rate of 2018).
In 2018, the impact on the consolidated income statement amounted to 3,386 million Brazilian reals (789 million euros at an average exchange rate of 2018), reducing the "Taxes" item under "Other expenses" (Note 26), and 2,854 million Brazilian reals (665 million euros at an average exchange rate of 2018) under Finance Income (see Note 19).
At December 31, 2019 the credits pending compensation amounted to 2,046 million Brazilian reals (452 million euros at the closing exchange rate for 2019) and it was recorded under current assets (see Note 25).
In 2020, new final decisions in favor of Telefonica Brazil were passed, which covered the periods from November 2001 to March 2016 and from July 2002 to August 2003. The Company recognized the corresponding credits amounting to 932 million Brazilian reals (160 million euros at an average exchange rate of 2020). The impact on the consolidated income statement amounted to 436 million Brazilian reals (75 million euros), reducing the “Taxes” item under “Other expenses” (see Note 26), and 496 million Brazilian reals (85 million euros) under “Finance income” (see Note 19).
At December 31, 2020 these credits had been totally compensated.
The Company is still engaged in two other lawsuits of the same nature (including the lawsuits of the company Telemig, currently incorporated in Telefónica Brazil). According to the company’s estimates, the contingent assets for these processes, which cover several periods between February 2002 and June 2017, are in a range between 1,768 million Brazilian reals and 1,944 million Brazilian reals (between 277 million euros and 305 million euros at the closing exchange rate of 2020).
Other long-term credits

Likewise, this line item includes long-term financial assets of Telefónica Germany amounting to 69 million euros and 68 million euros at December 31, 2020 and 2019, respectively, that are mainly intended to cover obligations from the defined benefit plan of Telefónica Germany but do not represent "plan assets" in accordance with IAS 19 (see Note 24).
"Transfers and others" in 2020 includes transfer of other long-term credits of Telefónica UK to "Non-current assets and disposal groups held for sale" amounting to 86 million euros (see Note 30).
The vast majority of long-term credits, recognized at amortized cost (Note 16), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next twelve months.
Deposits and guarantees
Telefónica Brazil has non-current judicial deposits amounting to 434 million euros (see Note 24) at December 31, 2020 (750 million euros at December 31, 2019).
At December 31, 2020, there were deposits related to the collateral guarantees on derivatives (CSA) signed by Telefónica, S.A. and its counterparties for the credit risk management of derivatives amounting to 1,076 million euros of which 716 million euros cross currency swap (403 million euros at December 31, 2019 that included 80 million euros related to cross currency swap).
In addition, 206,919 bonds issued by Telefónica Emisiones, S.A.U. are deposited in a securities account of Telefónica S.A. linked to these collateral contracts as guarantee for a nominal amount of 194 million euros at December 31, 2020 (145,000 bonds for a nominal amount of 129 million euros at December 31, 2019).
The vast majority of deposits and guarantees recognized at amortized cost (Note 16), are considered to be low credit risk assets, therefore the impairment analysis was carried out on the basis of expected credit losses in the next 12 months.

Trade receivables
"Transfers and others" in 2020 includes transfer of trade receivables of Telefónica United Kingdom to "Non-current assets and disposal groups held for sale" amounting to 178 million euros (see Note 30).
The breakdown of financial assets of the Telefónica Group at December 31, 2020 is as follows:

December 31, 2020
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	750	—	157	424	2,958	359	3,930	—	2,350	6,639	6,639
Investments	33	—	—	424	—	350	107	—	—	457	457
Credits and other financial assets	9	—	—	—	—	9	—	—	430	439	439
Deposits and guarantees	—	—	—	—	—	—	—	—	1,633	1,633	1,633
Derivative instruments	708	—	—	—	2,958	—	3,666	—	—	3,666	3,666
Trade receivables	—	—	157	—	—	—	157	—	394	551	429
Trade receivables for subleases	—	—	—	—	—	—	—	—	15	15	15
Impairment of trade receivables	—	—	—	—	—	—	—	—	(122)	(122)	—
Current financial assets	524	—	588	—	827	130	1,809	—	12,380	14,319	14,319
Trade receivables (Note 14)	1	—	587	—	—	—	588	—	8,181	8,769	6,220
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,549)	(2,549)	—
Other financial assets (Note 15)	523	—	1	—	827	130	1,221	—	1,144	2,495	2,495
Cash and cash equivalents	—	—	—	—	—	—	—	—	5,604	5,604	5,604
Total	1,274	—	745	424	3,785	489	5,739	—	14,730	20,958	20,958
The breakdown of financial assets of the Telefónica Group at December 31, 2019 was as follows:

December 31, 2019
	Fair value through profit or loss		Fair value through other comprehensive income			Measurement hierarchy
Millions of euros	Held for trading	Fair value option	Debt instru-ments	Equity instru-ments	Hedges	Level 1 (Quoted prices)	Level 2 (Other directly observable market inputs)	Level 3 (Inputs not based on observable market data)	Amortized cost	Total carrying amount	Total fair value
Non-current financial assets (Note 12)	757	—	104	565	2,676	511	3,591	—	2,290	6,392	6,392
Investments	35	—	—	565	—	496	104	—	—	600	600
Credits and other financial assets	9	—	—	—	—	9	—	—	532	541	541
Deposits and guarantees	—	—	—	—	—	—	—	—	1,285	1,285	1,285
Derivative instruments	713	—	—	—	2,676	6	3,383	—	—	3,389	3,389
Trade receivables	—	—	104	—	—	—	104	—	615	719	565
Trade receivables for subleases	—	—	—	—	—	—	—	—	12	12	12
Impairment of trade receivables	—	—	—	—	—	—	—	—	(154)	(154)	—
Current financial assets	960	—	567	—	1,104	317	2,314	—	15,286	17,917	17,917
Trade receivables (Note 14)	480	—	567	—	—	—	1,047	—	10,503	11,550	8,752
Impairment of trade receivables (Note 14)	—	—	—	—	—	—	—	—	(2,798)	(2,798)	—
Other current financial assets (Note 15)	480	—	—	—	1,104	317	1,267	—	1,539	3,123	3,123
Cash and cash equivalents	—	—	—	—	—	—	—	—	6,042	6,042	6,042
Total	1,717	—	671	565	3,780	828	5,905	—	17,576	24,309	24,309